Bitwise MSTR Option Income Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Option – 5.5%
Calls – Exchange-Traded – 5.5%
MicroStrategy, Inc.
Expiration: 4/17/26; Exercise Price: $125.00 .......................... 1,214 $ 15,175,000 $ 974,235
Total Purchased Options (Cost $1,227,655) ......................................................... 974,235
Shares
Money Market Funds – 15.3%
DWS Government Money Market Series Institutional, 3.60%
(a)
(Cost $2,725,364) ........................................................... 2,725,364 2,725,364
Total Investments – 20.8%
(Cost $3,953,019) ........................................................................... $ 3,699,599
Other Assets in Excess of Liabilities – 79.2% ........................................................ 14,128,748
Net Assets – 100.0% .......................................................................... $ 17,828,347
Number of
Contracts Notional Amount Value
Written Options – (5.8)%
. – . –
Calls – Exchange-Traded – (0.4)%
MicroStrategy, Inc.
Expiration: 4/02/26; Exercise Price: $134.00 .......................... (1,214) $ (16,267,600) $ (65,556)
Puts – Exchange-Traded – (5.4)%
MicroStrategy, Inc.
Expiration: 4/17/26; Exercise Price: $125.01 .......................... (1,214) (15,176,214) (974,575)
Total Written Options (Premiums Received $1,158,780) ............................................... $ (1,040,131)
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
Purchased Option ............................................................................... 5.5%
Money Market Funds ............................................................................. 15.3%
Total Investments ................................................................................ 20.8%
Other Assets in Excess of Liabilities .................................................................. 79.2%
Net Assets ..................................................................................... 100.0%